                                                                                                                  American Skandia Life
                                                                                                                  Assurance Corporation
                                                                                                                    One Corporate Drive
                                                                                                                           P.O. Box 883
                                                                                                                Shelton, CT  06484-0883
                                                                                                              Telephone: (203) 925-1888
                                                                                                                   FAX:  (203) 925-6932

Writer's Direct Dial (203) 925-3830

May 1, 2001

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 333-58703
         Investment Company Act No. 811-08447

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Scott K. Richardson, Esq.

cc:      Patrick Scott, Esq.

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